Structured Entities (Tables)	12 Months Ended
Dec. 31, 2018
Structured Entities [Abstract]
Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests [text block table]

Carrying amounts and size relating to Deutsche Bank’s interests

	Dec 31, 2018
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	0	0	0	0	0
Interbank balances (w/o central banks)	1	14	0	28	43
Central bank funds sold and securities purchased under resale agreements	0	508	8	1,397	1,913
Securities Borrowed	0	0	0	461	461
Total financial assets at fair value through profit or loss	342	4,578	5,956	77,166	88,041
Trading assets	244	3,480	4,567	9,297	17,587
Positive market values (derivative financial instruments)	98	571	122	6,516	7,308
Non-trading financial assets mandatory at fair value through profit or loss	0	0	0	0	0
Financial assets designated at fair value through profit or loss	0	526	1,266	61,353	63,145
Financial assets at fair value through other comprehensive income	0	286	240	832	1,358
Financial assets available for sale	N/A	N/A	N/A	N/A	N/A
Loans at amortized cost	220	40,552	27,322	8,370	76,464
Other assets	5	519	216	10,464	11,203
Total assets	568	46,456	33,741	98,719	179,483

Liabilities
Total financial liabilities at fair value through profit or loss	102	56	3	15,482	15,644
Negative market values (derivative financial instruments)	102	56	3	15,482	15,644
Other short-term borrowings	0	0	0	6,596	6,596
Total liabilities	102	56	3	22,078	22,240
Off-balance sheet exposure	0	4,363	9,524	3,028	16,915
Total	466	50,762	43,261	79,668	174,158

Size of structured entity	2,514	60,525	284,181	2,970,958

	Dec 31, 2017
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	0	0	0	0	0
Interbank balances (w/o central banks)	63	0	0	270	333
Central bank funds sold and securities purchased under resale agreements	105	229	18	1,827	2,178
Securities Borrowed	0	13	0	11,065	11,078
Total financial assets at fair value through profit or loss	569	4,057	5,445	60,057	70,128
Trading assets	349	3,490	5,130	12,380	21,349
Positive market values (derivative financial instruments)	175	553	105	8,670	9,504
Non-trading financial assets mandatory at fair value through profit or loss	N/A	N/A	N/A	N/A	N/A
Financial assets designated at fair value through profit or loss	44	13	210	39,007	39,275
Financial assets at fair value through other comprehensive income	N/A	N/A	N/A	N/A	N/A
Financial assets available for sale	0	1,039	384	730	2,153
Loans at amortized cost	146	37,352	18,533	18,050	74,081
Other assets	50	192	173	21,087	21,502
Total assets	934	42,882	24,552	113,085	181,453

Liabilities
Total financial liabilities at fair value through profit or loss	120	73	41	13,486	13,720
Negative market values (derivative financial instruments)	120	73	41	13,486	13,720
Other short-term borrowings	0	0	0	9,533	9,533
Total liabilities	120	73	41	23,019	23,253
Off-balance sheet exposure	0	10,079	9,256	8,377[1]	27,712[1]
Total	814	52,888	33,767	98,443[1]	185,912[1]

Size of structured entity	6,833	90,664	281,826	2,181,810

[1] The comparatives have been adjusted.